                                                              September 4, 1998
To Our Shareholders:

We are pleased to present the July 31, 1998 Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, and Institutional Prime Money Market Funds. This report contains a Statement of Assets and Liabilities for each Fund and a detailed schedule of each Fund's investment portfolio as of July 31, 1998. Also included are Statements of Operations which show each Fund's earnings and expenses and Statements of Changes in Net Assets for the fiscal year.

Short-term interest rates remained unusually steady during the fiscal year.
The economy was characterized by strong growth, very low inflation, and no changes in monetary policy by the Federal Reserve. During the year, Gross Domestic Product grew at 3.5%, a very strong showing for an economy that was already near its capacity a year ago. Unemployment reached a 28-year low.
Even more remarkably, this strong economic growth was accompanied by a decline in the already low inflation rate. The Consumer Price Index rose only 1.7% over the last year. This was due in part to the strength of the dollar in foreign exchange markets, which made imports cheaper and put pricing pressure on U.S. manufacturers. The financial turmoil in Asia has caused our exports to slow. If not for this dampening effect, the U.S. economy would be way overheated. The Federal Reserve has not changed monetary policy since March 1997, when it raised short-term interest rates 0.25%. The combination of benign inflation and the uncertainty as to the ultimate effect of the Asian crisis has keep the Fed from further raising interest rates, despite the economy's strong growth and low unemployment.

The primary goals of each Fund are to preserve capital and maintain high liquidity. To meet these goals, we employ careful credit analysis on all investments, and the Funds are managed very conservatively. Furthermore, not one of the Funds uses risky derivatives to boost its yield. Despite these conservative policies, the yields of the Funds have remained competitive compared to other money market funds. This prudent and successful strategy has earned the confidence of investors, as shown by an increase in the net asset level of the Funds to $5.8 billion as of July 31, 1998.

Thank you for your confidence in the Great Hall Funds. We pledge to continue managing these Funds in the careful and diligent manner that you have come to expect.

Sincerely,

/s/ Raye Kanzenbach
Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1998

                                                                                         Institutional
                                             Prime      U.S. Government    Tax-Free          Prime
                                             Money           Money           Money           Money
                                          Market Fund     Market Fund     Market Fund     Market Fund
--------------------------------------------------------------------------------------------------------
Assets:
Investments in securities
  at market value (note 2),
  including repurchase agreements of
  $0; $56,950,000; $0 and $0, respectively
  (identified cost $4,831,104,788;
  $227,945,524; $544,295,708 and
  $212,896,115, respectively........    $4,831,104,788    $227,945,524    $544,295,708    $212,896,115
Cash in bank on demand deposit......           163,128          64,742          40,054          23,372
Accrued interest receivable.........        16,549,950       1,106,749       3,119,785       1,022,933
Organization costs (note 2).........                --              --              --           6,782
--------------------------------------------------------------------------------------------------------
Total assets........................     4,847,817,866     229,117,015     547,455,547     213,949,202
--------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investment
  securities purchased..............                --              --       1,266,974              --
Accrued investment advisory fee.....         1,955,598          85,488         231,234          44,143
Other accrued expenses..............         1,510,553         102,043         108,673         119,849
--------------------------------------------------------------------------------------------------------
Total liabilities...................         3,466,151         187,531       1,606,881         163,992
--------------------------------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital stock.........    $4,844,351,715    $228,929,484    $545,848,666    $213,785,210
--------------------------------------------------------------------------------------------------------
Represented by:
Capital stock - authorized 100
  billion shares of $.01 par value
  for each Fund, outstanding
  4,844,351,715; 228,929,484;
  545,848,666 and 213,785,210
  shares, respectively..............       $48,443,517      $2,289,295      $5,458,487      $2,137,852
Additional paid-in capital..........     4,795,908,198     226,640,189     540,390,179     211,647,358
--------------------------------------------------------------------------------------------------------
  Total - representing net assets
    applicable to outstanding
    capital stock...................    $4,844,351,715    $228,929,484    $545,848,666    $213,785,210
--------------------------------------------------------------------------------------------------------
Net asset value per share
  of outstanding capital stock......             $1.00           $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------------------------

                                     See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
Year ended ended July 31, 1998

                                                                                  Institutional
                                         Prime     U.S. Government   Tax-Free         Prime
                                         Money          Money          Money          Money
                                      Market Fund    Market Fund    Market Fund    Market Fund
-----------------------------------------------------------------------------------------------
Income:
  Interest......................     $220,561,512    $12,055,911    $17,214,394    $6,009,892
-----------------------------------------------------------------------------------------------
Expenses (note 4):
  Investment advisory fee.......       17,513,185        963,402      2,371,641       265,908
  Custodian, accounting and
    transfer agent fees.........          263,500         61,450         63,800        52,447
  Sub-accounting fees...........        3,495,000         91,200        100,300         2,920
  Reports to shareholders.......        1,491,064         38,000         36,189         5,700
  Amortization of
    organization costs..........               --             --             --         1,635
  Directors' fees...............           12,000         12,000         12,000        10,000
  Audit and legal fees..........           29,500         22,500         18,300        13,800
  Registration fees.............        1,415,317         41,900        138,000        71,650
  Administrative................           52,500          5,400          4,100         7,050
  Other expenses................          168,893         33,681          6,783        10,979
-----------------------------------------------------------------------------------------------
Total expenses..................       24,440,959      1,269,533      2,751,113       442,089
Less expenses voluntarily
  waived or absorbed
  by Advisor....................               --             --             --       (28,050)
-----------------------------------------------------------------------------------------------
Total net expenses..............       24,440,959      1,269,533      2,751,113       414,039
-----------------------------------------------------------------------------------------------
Investment income - net.........      196,120,553     10,786,378     14,463,281     5,595,853
-----------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations.....     $196,120,553    $10,786,378    $14,463,281    $5,595,853
-----------------------------------------------------------------------------------------------
  * Period from August 11, 1997 (commencement of operations) to July 31, 1998.

                         See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                            Prime
                                                      Money Market Fund
-------------------------------------------------------------------------------
                                                   Year              Year
                                                   Ended             Ended
                                               July 31, 1998     July 31, 1997
-------------------------------------------------------------------------------
Operations:
  Investment income, net........               $196,120,553      $139,170,560
-------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations.....                196,120,553       139,170,560
-------------------------------------------------------------------------------
Distributions to
  shareholders from:
    Investment income - net.....               (196,120,553)     (139,170,560)
-------------------------------------------------------------------------------
  Total distributions
    to shareholders.............               (196,120,553)     (139,170,560)
-------------------------------------------------------------------------------
Capital share transactions at net
  asset value of $1.00 per share:
    Proceeds from sales.........              5,231,760,076     1,741,550,277
    Shares issued for
      reinvestment of
      distributions.............                196,120,553       139,170,560
    Payment for
      shares redeemed...........             (3,713,382,899)   (1,156,322,769)
-------------------------------------------------------------------------------
  Increase in net assets
    from capital share
    transactions................              1,714,497,730       724,398,068
-------------------------------------------------------------------------------
Total increase in net assets....              1,714,497,730       724,398,068
-------------------------------------------------------------------------------
Net assets at
  beginning of year.............              3,129,853,985     2,405,455,917
-------------------------------------------------------------------------------
Net assets at end of year.......             $4,844,351,715    $3,129,853,985
-------------------------------------------------------------------------------
  * Commencement of operations.

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------
                                         Year          Year            Year           Year       Period from
                                        Ended         Ended           Ended          Ended    Ended 8/11/97* to
                                       7/31/98       7/31/97         7/31/98        7/31/97        7/31/98
---------------------------------------------------------------------------------------------------------------
Operations:
  Investment income, net........     $10,786,378    $8,454,406     $14,463,281    $12,139,464     $5,595,853
---------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations.....      10,786,378     8,454,406      14,463,281     12,139,464      5,595,853
---------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders from:
    Investment income - net.....     (10,786,378)   (8,454,406)    (14,463,281)   (12,139,464)    (5,595,853)
---------------------------------------------------------------------------------------------------------------
  Total distributions
    to shareholders.............     (10,786,378)   (8,454,406)    (14,463,281)   (12,139,464)    (5,595,853)
---------------------------------------------------------------------------------------------------------------
Capital share transactions at net
  asset value of $1.00 per share:
    Proceeds from sales.........     295,197,283   220,284,955     599,371,172    541,367,559    439,240,574
    Shares issued for
      reinvestment of
      distributions.............      10,786,378     8,454,406      14,463,281     12,139,464      5,595,853
    Payment for
      shares redeemed...........    (259,209,672) (193,269,020)   (490,726,196)  (489,919,846)  (231,051,217)
---------------------------------------------------------------------------------------------------------------
  Increase in net assets
    from capital share
    transactions................      46,773,989    35,470,341     123,108,257     63,587,177    213,785,210
---------------------------------------------------------------------------------------------------------------
Total increase in net assets....      46,773,989    35,470,341     123,108,257     63,587,177    213,785,210
---------------------------------------------------------------------------------------------------------------
Net assets at
  beginning of year.............     182,155,495   146,685,154     422,740,409    359,153,232             --
---------------------------------------------------------------------------------------------------------------
Net assets at end of year.......    $228,929,484  $182,155,495    $545,848,666   $422,740,409   $213,785,210
---------------------------------------------------------------------------------------------------------------
  * Commencement of operations.

                                  See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes four funds; Prime, U.S. Government, Tax-Free and the Institutional Prime Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    Use of Estimates
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Federal Taxes
    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Distribution to Shareholders
    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    Organization Costs
    Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

    Repurchase Agreements
    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  Investment Security Transactions

    Cost of purchases and proceeds from sales of securities from August 1, 1997 to July 31, 1998 (August 11, 1997 to July 31, 1998 for Institutional Prime) were as follows:

                                                 Purchases       Sales Proceeds
    ---------------------------------------------------------------------------
    Prime Money Market Fund.................  $65,747,186,541   $64,033,595,442
    U.S. Government Money Market Fund.......    8,296,832,289     8,250,121,601
    Tax-Free Money Market Fund..............    1,181,988,627     1,058,635,556
    Institutional Prime Money Market Fund...    1,810,239,933     1,597,343,818

4.  Fees and Expenses

    The Company has entered into an investment advisory and management agreement with Insight Investment Management, Inc. (IIM), under which IIM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay IIM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fee for the Institutional Prime Money Market Fund is equal to an annual rate of 0.25% of net assets. IIM voluntarily waived a portion of the advisory fees for the Institutional Prime Money Market Fund for the current period.

    Each of the four funds has also entered into sub-accounting agreement with affiliate Dain Rauscher Incorporated (DRI) where DRI performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $12 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $30,017 for the year ended July 31, 1998 were paid to a law firm of which the secretary of the funds is a partner.

5.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                      Prime Money Market Fund
    --------------------------------------------------------------------------------------------------------------
                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                 7/31/98       7/31/97       7/31/96       7/31/95       7/31/94
    --------------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period...............           $1.00         $1.00         $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Income from
     investment operations.............            0.05          0.05          0.05          0.05          0.03
    Distributions to shareholders
     from investment income............           (0.05)        (0.05)        (0.05)        (0.05)        (0.03)
    --------------------------------------------------------------------------------------------------------------
    Net asset value, end of period.....           $1.00         $1.00         $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Total return.......................            5.0%          4.9%          5.0%          4.9%          2.8%
    Net assets at end
     of period (000s omitted)..........      $4,844,352    $3,129,854    $2,405,456    $1,598,925    $1,029,775
    Ratio of expenses to
     average daily net assets*.........           0.63%         0.64%         0.70%         0.77%         0.80%
    Ratio of net investment
     income to average
     daily net assets*.................           5.04%         4.90%         4.93%         4.93%         2.81%
    --------------------------------------------------------------------------------------------------------------

    * Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Prime Money Market Fund during the year ended July 31, 1994. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.81%/2.80%.

                                                                 U. S. Government Money Market Fund
    --------------------------------------------------------------------------------------------------------------
                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                 7/31/98       7/31/97       7/31/96       7/31/95       7/31/94
    --------------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period...............           $1.00         $1.00         $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Income from
     investment operations.............            0.05          0.05          0.05          0.05          0.03
    Distributions to shareholders
     from investment income............           (0.05)        (0.05)        (0.05)        (0.05)        (0.03)
    --------------------------------------------------------------------------------------------------------------
    Net asset value, end of period.....           $1.00         $1.00         $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Total return.......................            5.0%          4.8%          4.9%          4.8%          2.7%
    Net assets at end
     of period (000s omitted)..........        $228,929      $182,155      $146,685      $122,249       $56,815
    Ratio of expenses to
     average daily net assets..........           0.59%         0.60%         0.65%         0.73%         0.78%
    Ratio of net investment
     income to average
     daily net assets..................           4.98%         4.85%         4.87%         4.94%         2.73%
    --------------------------------------------------------------------------------------------------------------

                                                                    Tax-Free Money Market Fund
    --------------------------------------------------------------------------------------------------------------
                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                 7/31/98       7/31/97       7/31/96       7/31/95       7/31/94
    --------------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period...............           $1.00         $1.00         $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Income from
     investment operations.............            0.03          0.03          0.03          0.03          0.02
    Distributions to shareholders
     from investment income............           (0.03)        (0.03)        (0.03)        (0.03)        (0.02)
    --------------------------------------------------------------------------------------------------------------
    Net asset value, end of period.....           $1.00         $1.00         $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Total return.......................            3.1%          3.0%          3.0%          3.1%          2.0%
    Net assets at end
     of period (000s omitted)..........        $545,849      $422,740      $359,153      $363,273      $275,278
    Ratio of expenses to
     average daily net assets..........           0.58%         0.58%         0.59%         0.60%         0.65%
    Ratio of net investment
     income to average
     daily net assets..................           3.05%         3.02%         3.03%         3.14%         1.98%
    --------------------------------------------------------------------------------------------------------------

                                          Institutional Prime Money Market Fund
    ---------------------------------------------------------------------------
                                                                    Period from
                                                                    8/11/97* to
                                                                        7/31/98
    ---------------------------------------------------------------------------
    Net asset value, beginning of period............................     $1.00
    ---------------------------------------------------------------------------
    Income from investment operations...............................      0.05
    Distributions to shareholders from investment income............     (0.05)
    ---------------------------------------------------------------------------
    Net asset value, end of period..................................     $1.00
    ---------------------------------------------------------------------------
    Total return....................................................      5.2%
    Net assets at end of period (000s omitted)......................  $213,785
    Ratio of expenses to average daily net assets**.................     0.39%
    Ratio of net investment income to average daily net assets**....     5.27%
    ---------------------------------------------------------------------------
     * Commencement of operations.
    ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.42%/5.24% for the period ended July 31, 1998.

PRIME MONEY MARKET FUND
Investments in Securities
July 31, 1998
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     Percentages of each investment category relate to total net assets.)

Commercial Paper & Other Corporate Obligations (97.73%):
-------------------------------------------------------------------------------
Agricultural Products (1.72%)
  Archer Daniels Midland Company,
   5.49%-5.50%, 8/3/98-9/9/98                      $83,550,000      $83,366,503
                                                                   ------------
Banks - Domestic (10.34%)
  Allegheny University Hospital, 5.51%, 8/10/98,
   LOC Pittsburgh National Bank                     25,000,000       24,965,563
  Bank of America, 6.00%, 10/22/98                  20,000,000       19,997,853
  Bankers Trust Company,
   5.69%-6.00%, 8/12/98-4/30/99                     44,000,000       43,995,600
  Bankers Trust New York Corporation,
   6.00%, 8/7/98                                    15,000,000       14,999,785
  Chase Manhattan Bank, 5.51%, 8/25/98              17,510,768       17,446,445
  Comerica Bank of Detroit,
   5.59%-6.00%, 10/21/98-10/27/98                   31,000,000 (d)   30,997,184
  First National Bank of Chicago,
   5.56%-5.72%, 9/21/98-4/1/99                      67,500,000       67,494,641
  First Union National Bank Charlotte,
   5.56%-5.57%, 9/22/98-10/21/98                    62,000,000       62,000,000
  Formosa Plastics USA,
   5.51%, 9/8/98-10/16/98, LOC Bank of America      45,000,000       44,659,451
  Key Bank N.A., Cleveland, 5.57%, 10/9/98          25,000,000       25,010,421
  Nations Bank, 5.57%-5.60%, 9/2/98-10/22/98        85,800,000       85,800,000
  Wachovia Bank N.A., 5.54%-5.56%, 9/16/98-10/6/98  63,400,000       63,400,000
                                                                   ------------
                                                                    500,766,943
                                                                   ------------
Banks - Other (20.10%)
  ABN - AMRO, 5.63%, 3/12/99                         3,250,000        3,246,331
  Abbey National Treasury Services, 5.54%, 7/20/99  30,000,000 (d)   29,976,567
  Banco Bradesco S.A.,
   5.52%, 10/15/98, LOC Barclays Bank               15,000,000       14,827,500
  Banco Real S.A., 5.51%, 8/14/98-10/16/98,
   LOC Barclays Bank                                33,500,000       33,240,494
  Bank of Nova Scotia,
   5.50%-5.93%, 8/10/98-3/23/99                     83,000,000       82,889,721
  Banque National de Paris,
   5.54%-5.64%, 8/25/98-3/19/99                     86,000,000       85,999,686
  Barclays Bank, 5.65%-5.87%, 8/25/98-3/2/99        28,000,000       27,995,940
  Canadian Imperial Bank of Commerce,
   5.54%-5.57%, 8/27/98-10/15/98                    50,200,000       50,200,207
  Cemex S.A., 5.52%-5.53%,
   8/13/98-11/10/98, LOC Credit Suisse              24,000,000       23,764,394
  Commed Fuel Company, Inc.,
   5.51%, 8/6/98, LOC CIBC                          25,000,000       24,980,868
  Deutsche Bank, 5.49%-5.98%, 8/11/98-5/3/99        84,500,000       84,420,306
  Formosa Plastics Corporation USA, 5.52%-5.53%,
   8/13/98-10/15/98, LOC ABN - AMRO Bank            70,000,000       69,531,858
  JMG Funding Inc.,
   5.52%, 8/12/98, LOC Societe Generale             19,002,000       18,969,950
  National Westminster Bank,
   5.56%-5.70%, 9/21/98-3/30/99                     45,000,000       44,992,069
  Pemex Capital, Inc.,
   5.50%-5.54%, 8/18/98-10/6/98, LOC Swiss Bank     56,280,000       55,834,076

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Banks - Other (continued)
  Petroleo Brasileiro S.A.-Petrobras, 5.50%-5.51%,
   8/28/98-9/2/98, LOC Barclays Bank               $25,550,000      $25,430,800
  Presbyterian Healthcare Services,
   5.52%, 9/16/98, LOC Toronto-Dominion Bank        20,000,000       19,858,933
  Rabobank Nederland,
   5.56%-5.57%, 9/10/98-10/30/98                    85,000,000       85,004,071
  Royal Bank of Canada, 5.65%, 7/30/99              27,250,000       27,241,402
  Sinochem American, Inc.,
   5.54%, 8/3/98-9/23/98, LOC Credit Suisse         39,165,000       39,081,016
  Societe Generale, 5.69%-5.76%, 1/7/99-4/16/99     29,100,000       29,091,736
  Sunkyong American Inc., 5.53%-5.59%,
   9/3/98-9/10/98, LOC Credit Suisse                23,000,000       22,865,820
  Swiss Bank Corporation,
   5.63%-5.72%, 3/24/99-4/5/99                      34,500,000       34,483,018
  Toronto-Dominion Bank,
   5.55%-5.57%, 8/10/98-9/3/98                      40,000,000       39,972,588
                                                                   ------------
                                                                    973,899,351
                                                                   ------------
Business Machines (2.06%)
  Xerox Corporation, 5.51%-5.66%, 8/3/98-9/2/98    100,000,000       99,808,139
                                                                   ------------
Chemicals (3.28%)
  Air Products and Chemicals, Inc.,
   5.49%, 9/24/98-9/30/98                           35,300,000       34,995,305
  Dupont (E.I.) deNemours & Co.,
   5.49%-5.50%, 8/26/98-9/9/98                      53,640,000       53,381,852
  Henkel Corporation, 5.50%, 8/3/98-9/22/98         71,000,000 (c)   70,541,667
                                                                   ------------
                                                                    158,918,824
                                                                   ------------
Conglomerates (1.71%)
  Diageo Capital PLC, 5.47%-5.50%, 8/6/98-9/14/98   83,000,000 (c)   82,642,499
                                                                   ------------
Drugs and Cosmetics (2.94%)
  American Home Products Corporation,
   5.48%-5.51%, 8/13/98-10/9/98                     83,175,000 (c)   82,698,731
  Becton Dickinson and Company,
   5.50%, 9/14/98-9/18/98                           60,000,000       59,578,333
                                                                   ------------
                                                                    142,277,064
                                                                   ------------
Financial - Auto (4.91%)
  Ford Motor Credit Corporation,
   5.52%-5.65%, 8/3/98-8/5/98                      100,000,000       99,955,136
  General Motors Acceptance Corporation,
   5.49%-5.76%, 8/7/98-7/6/99                       80,000,000 (d)   79,862,412
  Toyota Motor Credit Corporation,
   5.50%-5.52%, 8/31/98-9/25/98                     58,395,000       58,068,567
                                                                   ------------
                                                                    237,886,115
                                                                   ------------
Financial - Aviation (1.12%)
  International Lease Finance Corporation,
   5.49%-5.50%, 10/14/98-10/15/98                   55,000,000       54,374,236
                                                                   ------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Financial - Diversified Business (16.62%)
  American General Finance Corporation,
   5.48%-5.50%, 8/5/98-10/5/98                     $98,590,000      $98,043,303
  Associates Corporation of North America,
   5.66%-5.87%, 8/3/98-11/15/98                     88,650,000       88,620,551
  CIT Group Holdings, 5.64%, 8/3/98                100,000,000       99,968,667
  Commercial Credit Corporation,
   5.50%-5.53%, 8/4/98-10/23/98                     92,500,000       91,961,873
  Dean Witter Discover,
   5.70%-5.84%, 8/17/98-2/5/99                      18,000,000 (d)   18,010,125
  General Electric Capital Corporation,
   5.49%, 8/6/98                                    40,000,000       39,969,500
  Goldman Sachs, 5.50%, 9/11/98                     25,000,000       24,843,403
  Household Finance Company,
   5.50%-5.69%, 9/4/98-5/4/99                       23,250,000 (d)   23,278,747
  Merrill Lynch & Co., 5.49%-5.68%, 8/3/98-3/2/99   93,500,000 (d)   93,239,815
  Morgan (J.P.) and Company,
   5.50%-5.59%, 8/18/98-4/5/99                      33,000,000 (d)   32,933,481
  Morgan Stanley Dean Witter Discover,
   5.49%-5.64%, 8/12/98-1/15/99                     70,000,000 (d)   69,345,878
  Norwest Corporation,
   5.51%-5.54%, 8/12/98-9/29/98                     60,000,000       59,647,386
  Norwest Financial, Inc., 5.51%, 8/12/98           15,400,000       15,374,072
  U.S. Bancorp, 5.50%-5.52%, 8/17/98-9/9/98         50,000,000       49,807,067
                                                                   ------------
                                                                    805,043,868
                                                                   ------------
Financial - Diversified Business, Asset-Backed (17.75%)
  Asset Securitization Coop. Corporation,
   5.51%-5.54%, 8/3/98-9/28/98                      55,000,000 (c)   54,767,678
  Barton Capital Corporation,
   5.51%-5.54%, 8/14/98-10/20/98                    96,850,000 (c)   96,241,475
  Delaware Funding Corporation,
   5.51%-5.52%, 9/2/98-10/21/98                     62,969,000 (c)   62,403,490
  Edison Asset Securitization,
   5.51%-5.54%, 8/27/98-10/13/98                   104,856,000 (c)  104,023,221
  Falcon Asset Securitization,
   5.52%-5.53%, 8/17/98-9/21/98                     90,090,000 (c)   89,577,019
  Fleet Funding Corporation,
   5.53%-5.54%, 8/4/98-9/8/98                       32,167,000 (c)   32,066,680
  Monte Rosa Capital Corporation,
   5.52%-5.57%, 8/14/98-9/21/98                    100,000,000 (c)   99,694,550
  Preferred Receivables Funding Corporation,
   5.51%-5.52%, 9/1/98-10/22/98                     45,065,000 (c)   44,752,096
  Receivables Capital Corporation,
   5.51%-5.53%, 8/14/98-10/14/98                    94,165,000 (c)   93,727,777
  Triple A One Funding,
   5.53%-5.55%, 8/4/98-9/11/98                      79,207,000 (c)   78,883,217
  Windmill Funding Corporation,
   5.52%-5.58%, 8/5/98-10/19/98                    104,584,000 (c)  103,918,660
                                                                   ------------
                                                                    860,055,863
                                                                   ------------
Food and Beverage (1.14%)
  Coca Cola Company, 5.50%, 8/6/98                  50,000,000 (c)   49,961,806
  General Mills, Inc., 5.90%, 12/15/98               5,000,000        5,046,210
                                                                   ------------
                                                                     55,008,016
                                                                   ------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Household Products (2.14%)
  Clorox Company, 5.50%-5.52%, 8/10/89-9/11/98     $40,890,000      $40,735,543
  Colgate-Palmolive Company, 5.49%, 8/3/98          10,100,000       10,096,920
  Proctor and Gamble Company,
   5.48%-5.50%, 8/21/98-9/3/98                      53,135,000       52,889,274
                                                                   ------------
                                                                    103,721,737
                                                                   ------------
Metals and Mining (1.34%)
  Aluminium Company of America, 5.51%, 8/12/98      65,000,000       64,890,565
                                                                   ------------
Municipals (1.95%)
  Bedford County Virginia Industrial
    Development Authority, 5.70%, 12/1/25,
    LOC Canadian Imperial Bank of Commerce          12,000,000 (e)   12,000,000
   5.70%, 12/1/25, LOC Societe Generale             10,000,000 (e)   10,000,000
  MetroCrest Hospital Authority,
   5.57%, 8/4/98, LOC Bank of New York              15,300,000       15,292,899
  New York City G.O.,
   5.62%-5.64%, 8/1/18-8/1/22, FGIC Insured         27,755,000 (e)   27,755,000
  State of Connecticut G.O., 5.65%, 8/1/99           4,400,000        4,394,092
  Parish of West Baton
   Rouge Industrial District #3, 5.63%,
   11/1/25, Guaranty: Dow Chemical Co.              25,000,000 (e)   25,000,000
                                                                   ------------
                                                                     94,441,991
                                                                   ------------
Oil Services (2.23%)
  Petrofina S.A., 5.50%-5.51%, 10/6/98-10/20/98,
   Guaranty: Petrofina S.A.                         42,980,000 (c)   42,491,285
  Texaco Inc., 5.50%-5.52%, 8/21/98-9/17/98         65,915,000       65,534,500
                                                                   ------------
                                                                    108,025,785
                                                                   ------------
Printing and Publishing (0.56%)
  Pearson Inc., 5.52%, 8/11/98                      27,250,000       27,208,217
                                                                   ------------
Retail Stores (1.13%)
  J.C. Penney Funding Inc.,
   5.50%-5.52%, 8/7/98-10/21/98                     55,000,000 (c)   54,776,625
                                                                   ------------
Telecommunications (0.88%)
  Motorola Credit Corporation, 5.51%, 8/7/98        42,500,000       42,461,006
                                                                   ------------
Utilities - Electric (1.95%)
  Baltimore Gas & Electric Company, 5.62%, 9/1/98   34,000,000 (d)   34,000,000

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Utilities - Electric (continued)
  Carolina Power & Light, 5.50%, 8/14/98-9/14/98   $35,910,000      $35,722,125
  Southern California Edison, 5.50%, 9/9/98         25,000,000       24,851,042
                                                                   ------------
                                                                     94,573,167
                                                                   ------------
Utilities - Financial (1.66%)
  National Rural Utilities
   Cooperative Finance Corporation,
   5.50%-5.51%, 8/7/98-10/28/98                     81,000,000       80,380,619
                                                                   ------------
Utilities - Telephone (0.21%)
  Bell Atlantic Financial Services, 5.91%, 9/1/98   10,000,000        9,994,810
-------------------------------------------------------------------------------
Total Commercial Paper &
  Other Corporate Obligations (cost:  $4,734,521,943)            $4,734,521,943
-------------------------------------------------------------------------------
Government & Agencies Securities (1.99%):
-------------------------------------------------------------------------------
  Federal Home Loan Bank,
   5.40%-5.55%, 11/6/98-2/26/99                     35,000,000 (d)   34,994,388
  Private Export Funding Corp.,
   5.47%-5.52%, 8/5/98-10/19/98                     61,850,000       61,588,457
-------------------------------------------------------------------------------
Total Government &
  Agencies Securities (cost:  $96,582,845)                          $96,582,845
-------------------------------------------------------------------------------
Total Investment in Securities
  (cost:  $4,831,104,788)  (b)                                   $4,831,104,788
-------------------------------------------------------------------------------
Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1998.
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1998. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities
July 31, 1998
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Government & Agencies Securities (74.69%):
-------------------------------------------------------------------------------
Federal National Mortgage Association (29.96%)
  5.40%-5.85%, 8/3/98-4/2/99                       $68,850,000 (c)  $68,584,809
Federal Home Loan Mortgage Corporation (19.04%)
  5.42%-5.60%, 8/4/98-4/21/99                       43,733,000       43,589,145
Federal Home Loan Bank (22.64%)
  5.51%-5.65%, 8/20/98-4/7/99                       51,855,000 (c)   51,826,904
Federal Farm Credit Bank (2.18%)
  5.45%, 6/1/99                                      5,000,000 (c)    4,996,544
Student Loan Marketing Association (0.87%)
  5.42%, 2/22/99                                     2,000,000 (c)    1,998,122
-------------------------------------------------------------------------------
Total Government & Agencies Securities
  (cost:  $170,995,524)                                            $170,995,524
-------------------------------------------------------------------------------
Repurchase Agreement (24.88%)
-------------------------------------------------------------------------------
  First Chicago, 5.61%, acquired 7/31/98 and
   due 8/3/98 with accrued interest of $8,815
   (collateralized by $58,111,738 U.S. Treasury
   Note, 6.25%, 4/30/01) (cost:  $56,950,000)       56,950,000       56,950,000
-------------------------------------------------------------------------------
Total Investment in Securities
  (cost:  $227,945,524)  (b)                                       $227,945,524
-------------------------------------------------------------------------------
Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion of the balance consists of securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1998.

TAX-FREE MONEY MARKET FUND
Investments in Securities
July 31, 1998
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets)

Alaska (0.53%)
  North Slope Borough,
   3.75%, 6/30/99, MBIA Insured                     $3,000,000       $2,900,155
                                                                   ------------
Arizona (0.38%)
  Maricopa County PCR (El Paso Elect),
   3.50%, 12/1/14, LOC Barclays Bank                 2,100,000 (b)    2,100,000
                                                                   ------------
California (0.90%)
  Los Angeles Regional Airports
   Improvement Corp. Lease Revenue,
    3.75%, 12/1/24, LOC Wachovia Bank of Georgia     1,900,000 (b)    1,900,000
    3.75%, 12/1/25, LOC Societe Generale             1,000,000 (b)    1,000,000
  School Cash Reserve Program Authority Series A,
   3.74%, 7/2/99, AMBAC Insured                      2,000,000        2,013,437
                                                                   ------------
                                                                      4,913,437
                                                                   ------------
Colorado (3.82%)
  Arapahoe County (Dove Valley Metropolitan District)
   Series 1996B, 4.05%, 11/1/98,
    LOC Banque National de Paris                     4,950,000        4,950,000
  Adams County Family Housing Revenue
   (Hunters Cove Project)
    Series 1985, 3.70%, 1/15/14, LOC GECC            7,500,000 (b)    7,500,000
  Boulder, Larimer & Weld Counties
   (St. Vrain Valley School District),
    3.95%, 12/15/98, FGIC Insured                      857,962          845,695
  Denver City & County MFHR (Parliament Apts.),
   3.65%, 6/1/06, LOC GECC                           2,200,000 (b)    2,200,000
  Health Facilities Authority Revenue
   (Visiting Nurses),
    3.70%,  7/1/22, LOC Norwest Bank                 2,090,000 (b)    2,090,000
  Interstate South Metro District,
   4.05%, 11/1/98, LOC Banque National de Paris      3,275,000        3,275,000
                                                                   ------------
                                                                     20,860,695
                                                                   ------------
Florida (1.21%)
  Jacksonville Electric Authority System,
   3.55%, 8/4/98                                     3,000,000        3,000,000
  West Orange Memorial Hospital,
   3.70%, 8/13/98, LOC Rabobank Nederland            3,600,000        3,600,000
                                                                   ------------
                                                                      6,600,000
                                                                   ------------
Georgia (3.63%)
  Clayton County MFHR Series 1990
   (Kings Arena Apartment),
    3.50%, 1/1/21, FSA / Capital Guaranty Insured    2,215,000 (b)    2,215,000
  Dougherty County School District Sales
   Tax Bonds Series 1998, 3.65%, 3/1/99              1,500,000        1,500,000
  Fulton County Residential Home Care,
   3.70%, 1/1/18, LOC Rabobank Nederland            12,500,000 (b)   12,500,000
  Hapeville Development Authority,
   3.70%, 11/1/15, LOC Deutsche Bank                 2,600,000 (b)    2,600,000
  State of Georgia G.O.,
   3.85%, 4/1/99, Escrowed in Governments              955,000          994,607
                                                                   ------------
                                                                     19,809,607
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Hawaii (0.88%)
  Honolulu City & County,
   3.70%, 8/12/98, LOC CIBC                         $2,300,000       $2,300,000
   3.70%, 10/1/98, Prerefunded and
    Escrowed in Governments                          1,000,000        1,020,117
  State of Hawaii G.O., 3.65%, 10/1/98,
   Prerefunded and Escrowed in Governments           1,500,000        1,504,540
                                                                   ------------
                                                                      4,824,657
                                                                   ------------
Idaho (0.92%)
  State Health Facilities Authority Revenue
   (St. Luke's Regional Medical Center),
    3.70%, 5/1/22, LOC Credit Suisse                 5,000,000 (b)    5,000,000
                                                                   ------------
Illinois (12.46%)
  Chicago G.O., 3.55%, 2/4/99, LOC Morgan Guaranty   3,000,000        2,998,308
  Chicago O'Hare International Airport,
   3.50%, 1/1/15, LOC Societe Generale               3,300,000 (b)    3,300,000
  City of Springfield Community Improvement Revenue
   Bonds Series 1985, (Realing Restoration Project),
    3.75%, 12/1/15, over-collateralized in Govt's    3,200,000 (b)    3,200,000
  City of Springfield MFHR (OT Center Limited
   Project), 3.75%, 12/1/15, collateralized
    by a portfolio of U.S. Treasuries                7,700,000 (b)    7,700,000
  Cook County G.O., 3.85%, 11/15/98, FGIC Insured    1,000,000        1,003,222
  Development Finance Authority,
   (A.E. Staley Manufacturing), 3.40%, 12/1/05,
    LOC Union Bank of Switzerland                    1,600,000 (b)    1,600,000
   (Latin School of Chicago), 3.50%, 6/1/30,
    LOC Bank of America                             13,500,000 (b)   13,500,000
  Education Facilities Authority
   (Augustana College), 3.75%, 10/1/98, LOC AMBAC      715,000          715,992
  Health Facilities Authority Demand Revenue Bonds
   Series 1985B (Children's Memorial Hosp.
    Project), 3.50%, 11/1/15,
     LOC First Nat'l Bank of Chicago                10,600,000 (b)   10,600,000
  Health Facilities Authority Revenue,
   3.70%, 11/1/20, LOC Rabobank Nederland            6,160,000 (b)    6,160,000
   (Lutheran Health System),
    3.75%, 4/1/99, Prerefunded                       1,750,000        1,825,136
  Joliet Regional Port Dist. IDR Bonds,
   3.70%, 7/15/03, Guaranty: Dow Chemical           11,295,000 (b)   11,295,000
  Metropolitan Pier & Exposition Authority,
    3.70%, 12/15/98, AMBAC Insured                   2,945,000        2,905,350
  Northwest Suburban Municipal Joint Action
   Water Agency (Water Supply System Revenue),
    3.82%, 5/1/99, MBIA Insured                      1,200,000        1,213,773
                                                                   ------------
                                                                     68,016,781
                                                                   ------------
Indiana (5.07%)
  Hospital Equipment Finance Authority,
   3.55%, 12/1/15, MBIA Insured                     11,865,000 (b)   11,865,000
  Hospital Facilities Financing Authority
   (Capital Access Designated Pool Program),
    3.55%, 12/1/02-4/1/13, LOC Comerica Bank        13,500,000 (b)   13,500,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Indiana (continued)
  Health Facilities Financing Authority
   (St. Anthony Medical Center),
    3.50%, 12/1/14-12/1/17, LOC Rabobank Nederland    $300,000 (b)     $300,000
  Health Facilities Financing Authority Hospital
   Revenue Bonds Series 1990, 3.50%, 11/1/20,
    LOC National Bank of Detroit                     2,000,000 (b)    2,000,000
                                                                   ------------
                                                                     27,665,000
                                                                   ------------
Iowa (5.12%)
  Cash Anticipation Program,
   3.55%, 1/28/99, FSA Insured                       2,000,000        2,006,667
  Financial Authority Revenue
   (Burlington Medical Center),
    3.60%, 6/1/27, FSA Insured                      14,900,000 (b)   14,900,000
  Higher Education Loan Authority Revenue
   (Palmer Chiropractic), 3.80%, 4/1/27,
    LOC Firstar Bank, N.A.                           3,595,000 (b)    3,595,000
  Mount Vernon Private College Project
   (Cornell) Series 1985, 3.80%, 10/1/15,
    LOC First Bank Minneapolis, N.A.                 3,100,000 (b)    3,100,000
  Polk County Hospital Equipment and
   Improvement Revenue, 3.50%, 12/1/05,
    MBIA Insured                                     4,340,000 (b)    4,340,000
                                                                   ------------
                                                                     27,941,667
                                                                   ------------
Kansas (4.14%)
  City of Burlington PCR,
   3.50%-3.65%, 8/6/98-8/13/98,
    LOC Societe Generale                             7,600,000        7,600,000
   3.45%-3.60%, 8/7/98-8/11/98,
    LOC Toronto-Dominion Bank                        8,000,000        8,000,000
  Kansas City IDR,
   3.70%, 8/1/15, LOC Credit Suisse                  2,000,000 (b)    2,000,000
  State Development Finance Authority Health
   Facilities Revenue (Stormont Vail Healthcare),
    3.75%, 11/15/23, LOC Credit Local de France      5,000,000 (b)    5,000,000
                                                                   ------------
                                                                     22,600,000
                                                                   ------------
Louisiana (1.69%)
  Lake Charles Port Harbor and Terminal,
   3.85%, 12/1/98, LOC ABN - AMRO                    1,500,000        1,500,698
  Parish of East Baton Rouge,
   3.70%, 11/1/19, Guaranty: Exxon Corporation       3,950,000 (b)    3,950,000
  Plaquemines Port Harbor and Terminal,
   3.60%, 3/15/99, LOC Morgan Guaranty               2,500,000        2,496,917
  St. Tammany School District No. 12,
   3.68%, 3/1/99, FSA Insured                        1,235,000 (e)    1,254,007
                                                                   ------------
                                                                      9,201,622
                                                                   ------------
Maryland (3.33%)
  Anne Arundel County Port Facilities Revenue,
   3.70%, 9/8/98-10/14/98, Guaranty:
    Baltimore Gas and Electric                       6,200,000        6,200,000
  Montgomery County Housing Opportunity,
   3.70%, 11/1/07, LOC GECC                         12,000,000 (b)   12,000,000
                                                                   ------------
                                                                     18,200,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Massachusetts (0.33%)
  City of Grafton G.O.,
   3.70%, 2/15/99, MBIA Insured                       $765,000         $774,281
  State of Massachusetts G.O.,
   3.73%, 4/1/99, Prerefunded                        1,000,000        1,043,258
                                                                   ------------
                                                                      1,817,539
                                                                   ------------
Michigan (0.67%)
  Delta County Economic Development
   Authority (Mead Paper Project),
    3.70%, 12/1/23, LOC Bank of Nova Scotia          2,800,000 (b)    2,800,000
  Grand Blanc Community Schools G.O., 3.75%, 5/1/99    840,000          850,662
                                                                   ------------
                                                                      3,650,662
                                                                   ------------
Minnesota (4.43%)
  City of Cohasset (MN Power & Light Project),
   3.70%, 6/1/13-6/1/20, LOC ABN - AMRO              8,930,000 (b)    8,930,000
  Minneapolis/St. Paul State Housing &
   Redevelopment Authority,
    3.75%, 8/15/25, FSA Insured                      4,345,000 (b)    4,345,000
  St. Paul Housing and Redevelopment Authority
   (Science Museum of MN Project), 3.45%-3.50%,
    5/1/27, LOC First Bank Minneapolis, N.A.         4,965,000 (b)    4,965,000
  State Tax & Aid Anticipation Borrowing Programs
   (School Districts), 3.80%, 8/13/98-9/3/98         2,140,000        2,140,000
  State Various Purpose Refunding Bonds,
   3.74%, 8/1/98, Prerefunded                        3,790,000        3,790,000
                                                                   ------------
                                                                     24,170,000
                                                                   ------------
Mississippi (0.73%)
  Claiborne County PCR,
   3.55%, 9/9/98, Guaranty: Nat'l Rural
    Utilities Cooperative Finance Corp.              1,400,000        1,400,000
   (South Mississippi Electrical Power),
    3.65%, 9/10/98                                   2,600,000        2,600,000
                                                                   ------------
                                                                      4,000,000
                                                                   ------------
Missouri (3.19%)
  Independence IDA (Groves & Graceland),
   3.70%, 11/1/27, LOC Credit Local de France        9,000,000 (b)    9,000,000
  State Environmental Improvement &
   Energy Resource Authority PCR,
    3.60%, 10/5/98, LOC Union Bank of Switzerland    3,600,000        3,600,000
    (Monsanto Corporation), 3.20%, 2/1/09            1,800,000 (b)    1,800,000
  State Health and Education Facilities Authority
   Revenue (St. Francis Medical Center),
    3.70%, 6/1/26, LOC Credit Local de France        3,000,000 (b)    3,000,000
                                                                   ------------
                                                                     17,400,000
                                                                   ------------
Montana (1.67%)
  State Health Facilities Authority Revenue Bonds
   Series A, 3.45%, 12/1/15, FGIC Insured            9,105,000 (b)    9,105,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Nebraska (0.75%)
  Investment Finance Authority
   Hospital Revenue Bonds,
    3.50%, 12/1/15, FGIC Insured                    $4,100,000 (b)   $4,100,000
                                                                   ------------
Nevada (2.39%)
  Clark County Airport System
   Refunding Revenue Bonds,
    3.40%, 7/1/12, MBIA Insured                      6,500,000 (b)    6,500,000
    3.40%, 7/1/25, LOC Toronto-Dominion Bank         6,532,000 (b)    6,532,000
                                                                   ------------
                                                                     13,032,000
                                                                   ------------
New Jersey (0.22%)
  EDA (Volvo American Corp.),
   3.96%, 12/1/04, LOC Credit Suisse                 1,200,000 (b)    1,200,000
                                                                   ------------
New Mexico (0.18%)
  City of Albuquerque Revenue Bonds,
   3.55%, 7/1/14, AMBAC Insured                      1,000,000 (b)    1,000,000
                                                                   ------------
New York (3.35%)
  Campbell-Savona Central School District,
   3.80%, 6/15/99, MBIA Insured                        845,000          850,003
  New York City G.O.,
   3.70%, 8/15/23, MBIA Insured                        900,000 (b)      900,000
   3.70%, 8/1/17-8/1/18, LOC Morgan Guaranty         4,285,000 (b)    4,285,000
   3.85%, 10/1/20-10/1/22, FGIC Insured              3,500,000 (b)    3,500,000
  New York City Municipal Water Finance Authority,
   3.70%-3.90%, 6/15/23-6/15/25, FGIC Insured        3,250,000 (b)    3,250,000
  State Dorm Authority Revenue,
   3.80%, 2/15/99, AMBAC Insured                     1,000,000        1,004,957
  State Energy Research & Development Authority,
   3.35%, 8/15/15, AMBAC Insured                     4,500,000 (b)    4,500,000
                                                                   ------------
                                                                     18,289,960
                                                                   ------------
North Carolina (1.48%)
  City of New Hanover, 3.85%, 12/1/98                  740,000          739,875
  State Medical Center Commission Revenues
   (Carol Woods Project), 3.70%, 4/1/21,
    LOC Nationsbank N.A. (Carolinas)                 6,500,000 (b)    6,500,000
  Wake County Hospital System,
   3.90%, 10/1/98, MBIA Insured                        820,000          820,130
                                                                   ------------
                                                                      8,060,005
                                                                   ------------
North Dakota (0.74%)
  State Housing Finance Agency, 3.75%, 1/1/99        4,020,000        4,020,000
                                                                   ------------
Ohio (1.40%)
  Air Quality Development Authority PCR,
   3.55%, 10/7/98, FGIC Insured                      2,500,000        2,500,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Ohio (continued)
  Miami County Hospital Facilities
   Refunding and Improvement
    (Upper Valley Medical Center),
     3.80%, 5/15/99, MBIA Insured                   $1,125,000       $1,135,307
  Sandusky Bond Anticipation Notes,
   3.68%, 7/29/99                                    4,000,000        4,017,019
                                                                   ------------
                                                                      7,652,326
                                                                   ------------
Oklahoma (0.18%)
  Garfield County Industrial Authority
   PCR, 3.55%, 1/1/25, Guaranty:
    Oklahoma Gas & Electric                          1,000,000 (b)    1,000,000
                                                                   ------------
Pennsylvania (9.29%)
  Allegheny County IDA,
   3.65%, 9/8/98-10/1/98, LOC Dresdner Bank          5,200,000        5,200,000
   (Longwood at Oakmont Inc. Project),
    3.70%, 7/1/27, LOC Dresdner Bank                 8,600,000 (b)    8,600,000
  Beaver County IDA Pollution Control Revenue Bonds,
   3.70%, 9/4/98, LOC Swiss Bank                     7,600,000        7,600,000
   (Duquesne Light Co. Project),
    3.70%, 10/22/98, LOC Swiss Bank                  6,000,000        6,000,000
  Delaware County PCR, 3.50%, 8/5/98, FGIC Insured   2,000,000        2,000,000
  Delaware Valley Regional Finance Authority,
   3.45%, 8/1/16, LOC Credit Suisse                  2,000,000 (b)    2,000,000
  Lehigh County IDA
   (Allegheny Electric Coop.) Series 1985,
    3.65%, 12/1/15, LOC Rabobank Nederland           2,900,000 (b)    2,900,000
  Quakertown Hospital Authority, 3.55%, 7/1/05,
   LOC Pittsburgh National Bank                     16,400,000 (b)   16,400,000
                                                                   ------------
                                                                     50,700,000
                                                                   ------------
South Carolina (4.47%)
  Berkeley County PCR Revenue,
   3.50%, 12/1/08, LOC Royal Bank of Canada         10,725,000 (b)   10,725,000
  York County PCR, 3.60%-3.75%,
   8/11/98-10/8/98, Guaranty: Duke Power Co.        13,650,000       13,650,000
                                                                   ------------
                                                                     24,375,000
                                                                   ------------
South Dakota (0.40%)
  Housing Development Authority
   (Homeownership Mortgage), 3.75%, 11/1/98          2,195,000        2,195,000
                                                                   ------------
Tennessee (0.34%)
  Shelby County Public Improvement
   Series 1989A, 3.87%, 8/1/98, Prerefunded          3,910,000        1,864,679
                                                                   ------------
Texas (6.98%)
  Amarillo Independent School District,
   3.75%, 2/1/99, Texas PSF guaranteed               1,555,000        1,526,437
  City of Austin,
   3.45%, 8/3/98, LOC Morgan Guaranty                1,000,000        1,000,000
  City of Carrollton,
   3.82%, 8/15/98, Prerefunded                       2,000,000        2,001,959

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Texas (continued)
  Clint Independent School District,
   3.65%, 3/1/99, Texas PSF guaranteed                $825,000         $825,000
  Cypress-Fairbanks Independent School District,
   3.70%, 2/1/99, Texas PSF guaranteed               1,075,000        1,055,254
  Goose Creek Consolidated Independent
   School District Capital Appreciation Bonds,
    3.68%, 2/15/99, Texas PSF guaranteed             1,200,000        1,176,815
  Harris County Health Facilities Development
   Corp. Hospital Revenue, 3.40%, 6/1/24,
    LOC Societe Generale                             4,800,000 (b)    4,800,000
  Lone Star Airport Improvement, 3.75%,
   12/1/14-8/15/25, LOC Royal Bank of Canada         2,700,000 (b)    2,700,000
  Nueces River Authority PCR
   (Reynolds Metals Co. Project),
    3.70%, 12/01/99, LOC Bank of Nova Scotia         8,300,000 (b)    8,300,000
  Pharr San Juan - Alamo
   Independent School District G.O.,
    3.75%, 2/1/99, PSF guaranteed                    1,545,000        1,546,822
  San Antonio Electric and Gas Revenue Refunding
   Improvement, 3.75%, 2/1/99, Prerefunded           2,100,000        2,159,017
  State Tax Anticipation Notes G.O.
   Series 1996, 3.84%, 8/31/98                       7,000,000        7,005,017
  Tarrent County Housing Finance Corporation,
   Multi-Family Housing - Single Family Apartments
    Project, 3.50%, 11/1/17, LOC Suntrust Bank       4,025,000 (b)    4,025,000
                                                                   ------------
                                                                     38,121,321
                                                                   ------------
Utah (3.70%)
  Intermountain Power Agency,
   3.50%, 9/9/98, LOC Bank of America                3,500,000        3,500,000
   3.65%, 8/10/98, AMBAC Insured                     3,500,000        3,500,000
  State Board of Regents Student Loan Revenue Bonds
   Series B, 3.50%, 11/1/00, AMBAC Insured          13,200,000 (b)   13,200,000
                                                                   ------------
                                                                     20,200,000
                                                                   ------------
Washington (2.31%)
  City of Federal Way G.O.,
   3.82%, 6/1/99, AMBAC Insured                      1,200,000        1,211,401
  King County School District,
   3.95%, 12/1/98, AMBAC Insured                     1,435,000        1,436,623
  State Health Care Facilities Authority
   (Fred Hutchinson Cancer Center),
    3.70%, 1/1/18, LOC Morgan Guaranty               3,310,000 (b)    3,310,000
  State Housing Finance Commission,
   3.70%, 7/1/11-1/1/21, LOC U.S. Bancorp            5,900,000 (b)    5,900,000
  State of Washington G.O.
   (Motor Vehicle Fuel Tax), 3.80%, 3/1/99,
    Escrowed in Governments                            750,000          764,665
                                                                   ------------
                                                                     12,622,689
                                                                   ------------
West Virginia (0.16%)
  State Hospital Finance Authority,
   3.85%, 8/1/98, FSA Insured                          875,000          875,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Wisconsin (2.99%)
  City of Madison G.O., 3.70%, 5/1/99               $2,280,000       $2,285,791
  La Crosse IDA (Dairyland Power Cooperative),
   3.70%, 9/1/14-2/1/15, AMBAC Insured               2,400,000 (b)    2,400,000
   3.70%, 2/1/15, LOC AMBAC                          4,550,000 (b)    4,550,000
  State Health and Educational Facilities Authority,
   3.80%, 10/1/26, LOC Firstar Bank                  1,000,000 (b)    1,000,000
   (Wheaton Franciscan), 3.75%, 8/15/98              3,000,000        3,064,900
  State of Wisconsin G.O.,
   3.78%, 5/1/99, Prerefunded                        3,000,000        3,010,215
                                                                   ------------
                                                                     16,310,906
                                                                   ------------
Wyoming (3.28%)
  Lincoln County PCR, 3.70%, 11/1/14,
   Guaranty: Exxon Corporation                       5,100,000 (b)    5,100,000
  Platte County PCR, 3.90%,
   7/1/14, LOC Societe Generale                      2,400,000 (b)    2,400,000
  Sweetwater County PCR, 3.45%-3.50%,
   6/4/98-10/6/98, LOC Union Bank of Switzerland    10,400,000       10,400,000
                                                                   ------------
                                                                     17,900,000
-------------------------------------------------------------------------------
Total Investments in Securities
  (cost:  $544,295,708)   (d)                                      $544,295,708
-------------------------------------------------------------------------------
Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1998. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Portfolio abbreviations:  AMBAC - American Municipal Bond
                                        Association Corporation
                                CIBC - Canadian Imperial Bank of Commerce
                                FGIC - Financial Guaranty Insurance Corporation
                                 FSA - Financial Security Assurance Corporation
                                G.O. - General Obligation
                                GECC - General Electric Capital Corporation
                                 IDA - Industrial Development Authority
                                 IDR - Industrial Development Revenue
                                 LOC - Letter of Credit
                                MBIA - Municipal Bond Insurance Association
                                MFHR - Multi-Family Housing Revenue
                                 PCR - Pollution Control Revenue
                                 PSF - Texas Permanent School Fund
(d)  Also represents cost for federal income tax purposes.
(e) On July 31, 1998, the cost of securities purchased on a when-issued basis was $1,266,974.

INSTITUTIONAL PRIME MONEY MARKET FUND
Investments in Securities
July 31, 1998
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     Percentages of each investment category relate to total net assets.)

Commercial Paper & Other Corporate Obligations (93.04%):
-------------------------------------------------------------------------------
Agricultural Products (3.01%)
  Archer Daniels Midland Company, 5.50%, 8/17/98    $6,450,000       $6,434,233
                                                                   ------------
Banks - Domestic (11.42%)
  Bankers Trust Company, 5.98%, 8/12/98              4,000,000        4,000,089
  Citibank N.A., Bankers Acceptance, 5.50%, 9/14/98    713,273          708,478
  Commed Fuel Co., Inc., 5.51%, 8/7/98,
   LOC First National Bank of Chicago                4,765,000        4,760,624
  First National Bank of Chicago,
   5.72%-5.75%, 4/1/99-5/10/99                       2,000,000        1,999,373
  First Union National Bank, 5.56%, 9/22/98          8,000,000        8,000,000
  Formosa Plastics Corporation USA,
   5.51%,10/16/98, LOC Bank of America               5,000,000        4,941,839
                                                                   ------------
                                                                     24,410,403
                                                                   ------------
Banks - Other (10.68%)
  Bank of Nova Scotia, 5.50%, 8/19/98                5,000,000        4,986,250
  Canadian Imperial Bank of Commerce,
   5.82%, 9/30/98                                    5,000,000        5,000,068
  Cemex S.A., 5.53%, 11/10/98, LOC Credit Suisse     3,000,000        2,953,456
  Deutsche Bank, 5.57%-5.73%, 8/11/98-4/16/99        7,700,000        7,698,195
  Societe Generale, 5.76%, 4/16/99                   1,500,000        1,499,797
  Swiss Bank Corporation, 5.65%, 3/24/99               700,000          699,432
                                                                   ------------
                                                                     22,837,198
                                                                   ------------
Chemicals (5.31%)
  Air Products and Chemicals, Inc., 5.50%, 8/18/98   3,200,000        3,191,689
  Henkel Corporation, 5.50%, 9/18/98                 8,215,000 (c)    8,154,757
                                                                   ------------
                                                                     11,346,446
                                                                   ------------
Conglomorates (1.50%)
  Diageo Capital PLC, 5.52%-5.60%, 8/12/98-8/31/98   3,208,000 (c)    3,196,747
                                                                   ------------
Drugs and Cosmetics (1.92%)
  American Home Products Corporation,
   5.48%, 10/9/98                                    3,735,000 (c)    3,695,770
  Eli Lilly & Company, 5.59%, 2/16/99                  400,000          403,173
                                                                   ------------
                                                                      4,098,943
                                                                   ------------
Electronics (0.22%)
  Emerson Electric Company, 5.47%, 10/30/98            485,000          478,368
                                                                   ------------

              See accompanying notes to investments in securities.

INSTITUTIONAL PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Entertainment (3.79%)
  Walt Disney Company, 5.65%, 8/3/98                $8,100,000       $8,097,458
                                                                   ------------
Financial - Auto (7.89%)
  General Motors Acceptance Corporation,
   5.49%, 11/2/98                                    8,000,000        7,886,540
  Toyota Motor Credit Corporation, 5.51%, 8/25/98    9,015,000        8,981,885
                                                                   ------------
                                                                     16,868,425
                                                                   ------------
Financial - Diversified Business (14.52%)
  Associates Corporation of North America,
   5.87%, 9/1/98                                     3,000,000        2,999,008
  Avco Financial Services, 5.51%, 8/18/98            9,000,000        8,976,507
  Morgan (J.P.) and Company,
   5.48%-5.59%, 9/28/98-4/5/99                       9,800,000 (d)    9,688,025
  Morgan Stanley Dean Witter Discover,
   5.52%, 3/2/99                                     2,000,000 (d)    1,999,271
  Norwest Corporation, 5.50%, 8/14/98                7,395,000        7,380,313
                                                                   ------------
                                                                     31,043,124
                                                                   ------------
Financial - Diversified Business, Asset-Backed (13.94%)
  Asset Securitization Coop. Corporation,
   5.52%, 8/21/98                                    6,970,000 (c)    6,948,625
  Delaware Funding Corporation,
   5.51%-5.55%, 8/28/98-10/20/98                     9,836,000 (c)    9,756,386
  Monte Rosa Capital Corporation, 5.57%, 8/14/98     8,210,000 (c)    8,193,546
  Windmill Funding Corporation, 5.53%, 10/19/98      4,955,000 (c)    4,894,870
                                                                   ------------
                                                                     29,793,427
                                                                   ------------
Household Products (8.57%)
  Clorox Corporation, 5.50%, 8/10/98                 9,110,000        9,097,474
  Sherwin-Williams Company,
   5.50%-5.52%, 8/12/98-10/2/98                      9,302,000 (c)    9,229,460
                                                                   ------------
                                                                     18,326,934
                                                                   ------------
Municipals (1.40%)
  Parish of West Baton Rouge Industrial District #3,
   5.63%, 11/1/25, Guaranty: Dow Chemical Co.        3,000,000 (e)    3,000,000
                                                                   ------------
Printing and Publishing (0.87%)
  McGraw-Hill Companies, Inc., 5.51%, 8/27/98        1,870,000        1,862,558
                                                                   ------------
Retail Stores (4.67%)
  J.C. Penney Funding Inc.,
   5.50%, 8/28/98-9/11/98                           10,030,000 (c)    9,982,691
                                                                   ------------

              See accompanying notes to investments in securities.

INSTITUTIONAL PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Utilities - Electric (3.33%)
  Citizens Utilities Company, 5.55%, 8/24/98        $3,920,000       $3,906,100
  Pacific Gas and Electric Company,
   5.85%, 11/12/98                                     700,000          703,739
  Southern California Edison Company,
   5.60%, 12/15/98                                     930,000          929,170
  Tampa Electric Company, 5.50%, 8/31/98             1,590,000 (c)    1,582,713
                                                                   ------------
                                                                      7,121,722
-------------------------------------------------------------------------------
Total Commercial Paper &
  Other Corporate Obligations (cost:  $198,898,677)                $198,898,677
-------------------------------------------------------------------------------
Government & Agencies Securities (6.55%):
-------------------------------------------------------------------------------
  Federal Home Loan Bank,
   5.40%-5.55%, 11/6/98-3/10/99                     14,000,000 (d)   13,997,438
-------------------------------------------------------------------------------
Total Government & Agencies Securities
  (cost:  $13,997,438)                                              $13,997,438
-------------------------------------------------------------------------------
Total Investment in Securities
  (cost:  $212,896,115)  (b)                                       $212,896,115
-------------------------------------------------------------------------------
Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1998.
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1998. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.

INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders
Great Hall Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund and Institutional Prime Money Market Fund (funds within Great Hall Investment Funds, Inc.) as of July 31, 1998 and the related statements of operations for the year then ended and for the period from August 11, 1997 (commencement of operations) to July 31, 1998 for Institutional Prime Money Market Fund and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1998 and for the period from August 11, 1997 (commencement of operations) to July 31, 1998 for the Institutional Prime Money Market Fund and the financial highlights for each of the years in the five-year period ended July 31, 1998 and for the period from August 11, 1997 (commencement of operations) to July 31, 1998 for the Institutional Prime Money Market Fund. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund and Institutional Prime Money Market Fund at July 31, 1998, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                  KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 4, 1998

FEDERAL TAX INFORMATION
Information for federal income tax purposes is presented as an aid for shareholders in reporting the distributions shown below:

Distributions paid during the fiscal year ended July 31, 1998:

                       Prime        U.S. Gov't       Tax-Free      Inst'l Prime
                       Money           Money           Money           Money
                    Market Fund     Market Fund     Market Fund     Market Fund
-------------------------------------------------------------------------------
  Payable Date       Per Share       Per Share       Per Share       Per Share
-------------------------------------------------------------------------------
  August 31           $0.00440        $0.00436        $0.00258        $0.00336
  September 30         0.00399         0.00394         0.00251         0.00420
  November 2           0.00454         0.00450         0.00281         0.00479
  November 30          0.00387         0.00384         0.00248         0.00409
  January 2            0.00452         0.00444         0.00282         0.00472
  January 31           0.00436         0.00430         0.00256         0.00454
  March 1              0.00386         0.00383         0.00215         0.00401
  March 31             0.00410         0.00406         0.00229         0.00430
  April 30             0.00411         0.00405         0.00266         0.00430
  May 31               0.00426         0.00420         0.00273         0.00444
  June 30              0.00413         0.00408         0.00250         0.00431
  July 31              0.00429         0.00421         0.00244         0.00445
                      --------        --------        --------        --------
                      $0.05043        $0.04981        $0.03053        $0.05151
                      ========        ========        ========        ========

Source of Distributions
During the period ending July 31, 1998, 100% of the Tax-Free Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

Federal Taxation
Exempt interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income but need to be reported on the income tax return for information purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 1999, the Fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Income distributions for the Prime Money Market Fund, U.S. Government Money Market Fund and Institutional Prime Money Market Fund are taxable as ordinary dividend income and none qualify for the corporate dividends received deduction. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 1999, each shareholder will receive a breakdown of income earned by investment category on a calendar-year basis.

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